Organization and Principal Activities (Details) $ in Millions	Oct. 02, 2018 USD ($) shares	Oct. 31, 2010 item
Organization and Principal Activities
Proceeds from initial public offering | $	$ 45.1
IPO | Common Stock
Organization and Principal Activities
Number of shares issued during the period	217,500,000
IPO | American depository shares
Organization and Principal Activities
Number of shares issued during the period	4,350,000
Han Xiang
Organization and Principal Activities
Number of Investors | item		3
Three Investors | Han Xiang
Organization and Principal Activities
Percentage of interest acquired by outside investors		24.24%